INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details) - Number	Mar. 31, 2015	Mar. 31, 2014
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	70	95
Series Fifteen [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	18	24
Series Sixteen [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	21	28
Series Seventeen [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	13	17
Series Eighteen [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	12	18
Series Nineteen [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	6	8